GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Details Textual) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Alterg Inc [Member]
Goodwill [Line Items]
Purchase of goodwill	$ 7,500,000	$ 7,500